BUSINESS COMBINATIONS - Impact of the acquisition of Genexus (Details) - Genexus - USD ($) $ in Thousands		12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Business acquisition, fixed payment	$ 805
Business acquisition, earn out payment	$ 2,425
Gain recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		$ 1,025